UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2012

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Al Frank Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Argonaut, Suite 220               Alisa Viejo,            CA           92656
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               (949) 499-3215
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Laguna Beach CA November  8, 2012
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 134

Form 13F Information Table Value Total: $575,378 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

AL FRANK ASSET MANAGEMENT QUARTER END 06/30/2012

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE  SHARED     NONE
--------------           ---------------  ------    ---------  -------- --------------------------     -----  -------    -----
3M Corp.                       COMMON     88579Y101     1,946    21,058  SH       Sole                  12,816             8,242
Abbott Laboratories            COMMON     002824100     6,286    91,691  SH       Sole                  64,381            27,310
Aceto Corp                     COMMON     004446100     3,563   377,019  SH       Sole                 235,848           141,171
Activision Blizzard            COMMON     00507V109     4,164   369,283  SH       Sole                 249,045           120,237
Aetna                          COMMON     00817Y108     3,928    99,203  SH       Sole                  70,217            28,986
Alpha & Omega Semiconductor
    Inc.                       COMMON     g6331p104       614    71,360  SH       Sole                  70,085             1,275
American Software              COMMON     029683109     3,169   388,394  SH       Sole                 283,845           104,549
Ameriprise Financial           COMMON     03076C106     5,624    99,198  SH       Sole                  70,090            29,108
Anworth Mortgage Asset Corp    COMMON     037347101       994   146,125  SH       Sole                 128,168            17,957
Apache                         COMMON     037411105     4,250    49,147  SH       Sole                  34,363            14,784
Apple Computer                 COMMON     037833100     3,127     4,687  SH       Sole                   3,250             1,437
Archer-Daniels-Midland         COMMON     039483102     5,250   193,158  SH       Sole                 138,558            54,600
Baker Hughes                   COMMON     057224107     3,916    86,574  SH       Sole                  60,035            26,539
Bank of NY Mellon Corp.        COMMON     064058100     3,698   163,495  SH       Sole                 113,278            50,217
Barclays Capital High Yield
   Bond                        ETF        78464a417    33,692   837,904  SH       Sole                 446,155           391,749
Baxter International           COMMON     071813109     5,655    93,828  SH       Sole                  67,014            26,814
BB&T Corporation               COMMON     054937107     4,731   142,686  SH       Sole                 102,433            40,253
Benchmark Electronics          COMMON     08160h101     3,948   258,524  SH       Sole                 185,007            73,517
Best Buy                       COMMON     086516101       244    14,214  SH       Sole                   9,866             4,348
BHP Billiton                   COMMON     088606108     2,177    31,737  SH       Sole                  26,442             5,295
BioMed Realty                  COMMON     09063H107     3,218   171,896  SH       Sole                 126,415            45,481
Black Box Corp                 COMMON     091826107       354    13,889  SH       Sole                   9,089             4,800
Briggs & Stratton              COMMON     109043109     5,214   279,274  SH       Sole                 191,423            87,851
Bristow Group Inc              COMMON     110394103     5,984   118,376  SH       Sole                  81,530            36,846
Brocade Communications
   Systems                     COMMON     111621306     2,923   494,123  SH       Sole                 319,648           174,475
Caterpillar                    COMMON     149123101       582     6,769  SH       Sole                   4,670             2,099
Celanese Corp                  COMMON     150870103     4,315   113,826  SH       Sole                  77,498            36,328
Chesapeake Energy              COMMON     165167107     2,532   134,201  SH       Sole                  83,846            50,355
Cisco Systems                  COMMON     17275R102     5,569   291,634  SH       Sole                 190,509           101,124
Comcast Corp CL A              COMMON     20030N101     6,767   189,311  SH       Sole                 129,308            60,003
Compuware                      COMMON     205638109       252    25,490  SH       Sole                  11,390            14,100
Cooper Tire                    COMMON     216831107     7,237   377,318  SH       Sole                 268,186           109,132
Corning                        COMMON     219350105     3,513   267,175  SH       Sole                 185,587            81,588
Covidien PLC                   COMMON     G2554F113     5,273    88,745  SH       Sole                  63,962            24,783
Credit Suisse Group            COMMON     225401108     2,524   119,351  SH       Sole                  77,124            42,227
CSX                            COMMON     126408103       418    20,124  SH       Sole                  17,469             2,655
Delta Apparel                  COMMON     247368103       454    32,970  SH       Sole                  32,970                 -
Diamond Offshore               COMMON     25271c102     4,221    64,146  SH       Sole                  45,637            18,509
Diodes                         COMMON     254543101       459    27,009  SH       Sole                   9,232            17,777
Direxion Daily Devel Mkts
   Bull 3X Shares              ETF        25459W789       515    14,288  SH       Sole                  14,288                 -
Direxion Daily Emerg Mkts
   Bull 3X Shares              ETF        25459y686       484     5,444  SH       Sole                   5,444                 -
Direxion Daily S&P 500
   Bull 3X Shares              ETF        25459W862       486     5,387  SH       Sole                   5,387                 -
Disney, Walt                   COMMON     254687106     7,142   136,614  SH       Sole                  97,100            39,514
DTE Energy Co.                 COMMON     233331107     7,260   121,119  SH       Sole                  84,185            36,935
DuPont                         COMMON     263534109     2,652    52,756  SH       Sole                  36,212            16,544
Eaton                          COMMON     278058102     6,208   131,327  SH       Sole                  94,292            37,035
ENI SPA ADR                    COMMON     26874r108     2,267    51,702  SH       Sole                  40,103            11,599
Ericsson                       COMMON     294821608     3,648   400,037  SH       Sole                 255,784           144,253
Exelon                         COMMON     30161N101       981    27,569  SH       Sole                  17,842             9,727
Exxon Mobil                    COMMON     30231G102     6,002    65,634  SH       Sole                  48,342            17,292
Foot Locker                    COMMON     344849104       797    22,447  SH       Sole                  18,570             3,877
Freeport McMoran Copper &
   Gold                        COMMON     35671D857     5,522   139,515  SH       Sole                  93,528            45,987
General Dynamics               COMMON     369550108     4,166    63,008  SH       Sole                  44,551            18,457
Global X FTSE Colombia 20      ETF        37950e200     3,237   152,561  SH       Sole                  92,170            60,391
Goldman Sachs Group            COMMON     38141G104     2,163    19,028  SH       Sole                  10,839             8,189
Hasbro                         COMMON     418056107     6,150   161,143  SH       Sole                 112,157            48,986
Hewlett-Packard                COMMON     428236103       596    34,933  SH       Sole                  27,420             7,513
Ingram Micro                   COMMON     457153104     3,275   215,036  SH       Sole                 149,387            65,649
Intel                          COMMON     458140100     5,720   252,494  SH       Sole                 173,338            79,156
Int'l Business Machines        COMMON     459200101     5,965    28,752  SH       Sole                  20,511             8,241
iShares Barclays Tip           ETF        464287176     1,041     8,554  SH       Sole                   8,554                 -
iShares IBOXX $ High Yield
   Corp Bond Fund              ETF        464288513     2,217    24,025  SH       Sole                  24,025                 -
iShares MSCI Hong Kong Index
   Fund                        ETF        464286871     3,345   183,814  SH       Sole                 111,359            72,455
iShares MSCI Singapore Index
    Fund                       ETF        464286673     3,233   241,068  SH       Sole                 144,210            96,858
iShares MSCI South Africa
   Index Fund                  ETF        464286780     3,233    48,437  SH       Sole                  28,955            19,482
iShares Trust Comex Gold ETF   ETF        464285105     1,011    58,525  SH       Sole                  58,525                 -
JP Morgan Chase                COMMON     46625H100     5,734   141,643  SH       Sole                  99,900            41,743
L-3 Communications Holdings    COMMON     502424104     4,492    62,643  SH       Sole                  42,967            19,676
Lexmark International          COMMON     529771107     2,817   126,609  SH       Sole                 100,753            25,856
Lockheed Martin                COMMON     539830109     6,057    64,869  SH       Sole                  44,757            20,112
Manpower Inc.                  COMMON     56418H100     4,583   124,530  SH       Sole                  88,022            36,508
Marathon Oil                   COMMON     565849106     4,508   152,440  SH       Sole                 110,873            41,567
Marathon Petroleum             COMMON     56585A102     5,807   106,376  SH       Sole                  74,859            31,518
Market Vectors Emerging
  Markets Local Currency Bond  ETF        57060u522     7,105   267,916  SH       Sole                 149,370           118,546
Market Vectors Russia ETF      ETF        57060u506     3,169   110,080  SH       Sole                  65,385            44,695
Marvell Tech                   COMMON     g5876h105     3,080   336,470  SH       Sole                 235,060           101,410
McKesson                       COMMON     58155Q103     5,319    61,824  SH       Sole                  42,925            18,899
MDC Holdings                   COMMON     552676108     7,323   190,148  SH       Sole                 137,139            53,009
Merck & Co.                    COMMON     58933Y105     1,284    28,470  SH       Sole                  19,535             8,935
Metlife                        COMMON     59156r108     2,020    58,633  SH       Sole                  42,500            16,133
Microchip Tech                 COMMON     595017104     2,822    86,205  SH       Sole                  62,503            23,702
Microsoft                      COMMON     594918104     6,298   211,616  SH       Sole                 155,671            55,945
Nash Finch Company             COMMON     631158102     1,371    67,135  SH       Sole                  42,748            24,387
Navios Maritime Holdings Inc.  COMMON     Y62196103     4,458   238,311  SH       Sole                 881,455           356,856
New York Community             COMMON     649445103     1,324    93,512  SH       Sole                  64,581            28,931
Newmont Mining Corp Holding
    Co.                        COMMON     651639106       880    15,719  SH       Sole                  11,169             4,550
Nippon Telegraph and Telephone COMMON     654624105     5,417   228,473  SH       Sole                 155,989            72,484
Norfolk Southern               COMMON     655844108     5,879    92,394  SH       Sole                  64,605            27,789
Novartis                       COMMON     66987V109     5,109    83,405  SH       Sole                  61,094            22,311
Nucor                          COMMON     670346105     1,590    41,551  SH       Sole                  26,647            14,904
OM Group                       COMMON     670872100       605    32,644  SH       Sole                  26,319             6,325
Palomar Med Tech               COMMON     697529303     3,687   390,952  SH       Sole                 271,687           119,265
Pepsico                        COMMON     713448108     1,578    22,291  SH       Sole                  16,877             5,414
PetMed Express                 COMMON     716382106     1,089   108,421  SH       Sole                  78,298            30,123
Petroleo Brasileiro SA         COMMON     71654V408     1,752    76,380  SH       Sole                  55,060            21,320
Portugal Telecom Spons ADR     COMMON     737273102     4,700   947,482  SH       Sole                 675,907           271,575
ProShares Ultra Oil & Gas      ETF        74347R719       221     4,521  SH       Sole                   4,521                 -
Protective Life                COMMON     743674103     6,445   245,884  SH       Sole                 174,910            70,974
Prudential                     COMMON     744320102     4,476    82,119  SH       Sole                  56,583            25,536
Raytheon Co.                   COMMON     755111507     2,313    40,461  SH       Sole                  34,092             6,369
Royal Caribbean Cruises        COMMON     v7780t103     5,014   165,960  SH       Sole                 112,557            53,403
Royal Dutch Shell Group A      COMMON     780259206     2,759    39,756  SH       Sole                  24,856            14,900
Seagate Tech                   COMMON     g7945m107     6,194   200,050  SH       Sole                 139,521            60,529
Select Sector SPDR Energy      ETF        81369y506     8,042   109,509  SH       Sole                  44,736            64,773
Ship Finance Int'l             COMMON     G81075106     3,020   192,140  SH       Sole                 142,882            49,258
SPDR Emerging Markets Local
   Bond                        ETF        78464a391     6,509   201,894  SH       Sole                 104,794            97,100
Stage Stores                   COMMON     85254c305     6,331   300,638  SH       Sole                 202,499            98,139
Staples                        COMMON     855030102     3,986   346,048  SH       Sole                 233,529           112,519
STMicroelectronics N.V.        COMMON     861012102     2,686   497,413  SH       Sole                 329,291           168,122
Symantec                       COMMON     871503108       182    10,104  SH       Sole                   5,368             4,736
Synovus Fin'l                  COMMON     87161C105        34    14,162  SH       Sole                  14,162                 -
TCF Financial                  COMMON     872275102     3,301   276,473  SH       Sole                 208,132            68,341
The Travelers Companies        COMMON     89417e109     1,327    19,443  SH       Sole                  10,279             9,164
Thermo Fisher Scientific       COMMON     883556102     4,778    81,220  SH       Sole                  57,455            23,765
Total SA ADR                   COMMON     89151e109     2,372    47,341  SH       Sole                  38,155             9,186
Tsakos Energy                  COMMON     G9108L108     1,460   281,912  SH       Sole                 187,125            94,788
Tutor Perini Corp              COMMON     901109108     2,733   238,889  SH       Sole                 173,272            65,617
Tyson Foods                    COMMON     902494103     4,526   282,547  SH       Sole                 192,438            90,109
U R S                          COMMON     903236107     2,908    82,354  SH       Sole                  50,548            31,806
United Online                  COMMON     911268100     4,624   837,671  SH       Sole                 594,683           242,988
UnitedHealth Group, Inc        COMMON     91324p102     3,123    56,364  SH       Sole                  40,159            16,205
Vanguard Intermediate Term
    Corporate Bond             ETF        92206c870    33,204   378,742  SH       Sole                 200,423           178,319
Vanguard Long-Term Corporate
   Bond                        ETF        92206c813    28,067   301,962  SH       Sole                 165,584           136,378
Vanguard Short-Term Corporate
   Bond                        ETF        92206c409     6,767    84,234  SH       Sole                  45,206            39,028
Vanguard Total Bond Market     ETF        921937835    21,165   248,556  SH       Sole                 137,043           111,513
Walgreen                       COMMON     931422109     6,091   167,153  SH       Sole                 118,110            49,043
Waste Management               COMMON     94106L109     5,262   164,023  SH       Sole                 114,988            49,035
Weatherford Intl               COMMON     H27013103     2,499   197,088  SH       Sole                 126,999            70,089
Wells Fargo & Co.              COMMON     949746101     1,222    35,392  SH       Sole                  34,552               840
Western Digital                COMMON     958102105     1,053    27,201  SH       Sole                  16,640            10,561
Whirpool                       COMMON     963320106     7,093    85,552  SH       Sole                  58,280            27,272
World Wrestling Ent            COMMON     98156Q108       517    64,253  SH       Sole                  34,990            29,263
Xyratex                        COMMON     G98268108     3,149   343,410  SH       Sole                 225,906           117,504
Yamana Gold                    COMMON     98462Y100     5,963   312,025  SH       Sole                 222,164            89,860





